Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Morningstar Funds Trust
Prospectus Date	rr_ProspectusDate	Aug. 06, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED APRIL 30, 2020

TO THE PROSPECTUS

DATED AUGUST 6, 2019

AS AMENDED ON JANUARY 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Global Income Fund

Morningstar Total Return Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

Morningstar Unconstrained Allocation Fund

Morningstar Alternatives Fund

(each, a “Fund” and collectively, the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 6, 2019, as amended on January 31, 2020, and should be read in conjunction with such Prospectus.

Addition of BlackRock Financial Management, Inc. as Subadviser to the Morningstar Alternatives Fund

I.
To reflect the addition of BlackRock Financial Management, Inc. as a subadviser to the Morningstar Alternatives Fund, the following revisions and/or additions are being made to the Prospectus for the Morningstar Alternatives Fund.

1.
The first paragraph under the “Principal Investment Strategies” heading in the Summary Section of the Prospectus for the Morningstar Alternatives Fund is hereby removed and replaced with the following:

Principal Investment Strategies

In seeking long-term capital appreciation and low sensitivity to traditional U.S. asset classes, the Fund allocates assets to strategies that provide alternative sources of return including (i) core allocation across fixed-income and equity markets; (ii) long/short macro strategies; (iii) long/short alpha strategies; (iv) merger arbitrage strategy; and (v) convertible arbitrage strategy. The Fund will normally invest in both U.S. and non-U.S. securities, including securities of companies located in emerging markets. The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies.

In particular, the Fund has the latitude to invest in the following alternative strategies:

2.
In the “Principal Investment Strategies” section of the Summary Section of the Prospectus for the Morningstar Alternatives Fund, the following alternative strategy descriptions are hereby added, following the description of the “Nontraditional Bond” strategy:

Debt Securities Investment in debt securities may include U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, mortgage-related securities and asset-backed securities, mortgage to-be-announced (“TBA”) securities, emerging market debt securities, preferred securities, structured products, credit-linked notes, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. These debt securities may be of any credit quality, which may include investment grade securities and high yield securities, including unrated securities (commonly called “junk bonds”). The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.

Equity Securities Investment in equity securities may include common stock, preferred stock, securities convertible into common stock, including contingent convertible bonds which are securities convertible into equity if a pre-specified trigger event occurs, and non-convertible preferred stock.

Derivatives – Exposure to equity securities may be done through derivatives which at times may be significant. Types of derivatives include, but are not limited to, swaps, (including total return some of which may be referred to as contracts for difference), credit default, index and interest rate swaps; options; forward contracts; futures; options on futures and swaps; and foreign exchange transactions, for hedging purposes, as well as to enhance returns. Use of derivatives may be to maintain a portion of its portfolio long and short positions. Investments in indexed and inverse securities may also be made to provide a potential return based on a particular index of value or interest rates. This strategy may also include investments in repurchase agreements, reverse repurchase agreements and dollar rolls.

Short Sales Short sales may be used for hedging purposes or to enhance total return. Short sales “against the box” may also be used. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Currency – The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. As a result, the Fund may have significant exposure to foreign currencies and investments in non-U.S. dollar-based assets may be made on a currency hedged or unhedged basis.

3.	In the “Principal Risks” section of the Summary Section of the Prospectus for the Morningstar Alternatives Fund, the following risks are hereby added, following “Short Sales Risk”:

U.S. Government Securities Risk — U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Sovereign Debt Securities Risk — Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Supranational Entities Risk — The Fund may invest in obligations issued or guaranteed by the International Bank for Reconstruction and Development (the “World Bank”). The government members, or “stockholders,” usually make initial capital contributions to the World Bank and in many cases are committed to make additional capital contributions if the World Bank is unable to repay its borrowings. There is no guarantee that one or more stockholders of the World Bank will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:

Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

When-Issued and Delayed Delivery Securities Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Indexed and Inverse Securities Risk — Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Global Updates to Principal Risk Language

III.
Under the "Principal Risks" section of the Summary Prospectus for the Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, Morningstar Multisector Bond Fund, and Morningstar Unconstrained Allocation Fund, "U.S. Government Securities Risk" and "Mortgage-Related and Other Asset-Backed Securities Risk" are hereby removed and replaced with the following risks, respectively:

U.S. Government Securities Risk — U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:

Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or "to be announced") commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

Morningstar Global Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED APRIL 30, 2020

TO THE PROSPECTUS

DATED AUGUST 6, 2019

AS AMENDED ON JANUARY 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Global Income Fund

(each, a “Fund” and collectively, the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 6, 2019, as amended on January 31, 2020, and should be read in conjunction with such Prospectus.

Global Updates to Principal Risk Language

III.
Under the "Principal Risks" section of the Summary Prospectus for the Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, Morningstar Multisector Bond Fund, and Morningstar Unconstrained Allocation Fund, "U.S. Government Securities Risk" and "Mortgage-Related and Other Asset-Backed Securities Risk" are hereby removed and replaced with the following risks, respectively:

U.S. Government Securities Risk — U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:

Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or "to be announced") commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

Morningstar Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED APRIL 30, 2020

TO THE PROSPECTUS

DATED AUGUST 6, 2019

AS AMENDED ON JANUARY 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Total Return Bond Fund

(each, a “Fund” and collectively, the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 6, 2019, as amended on January 31, 2020, and should be read in conjunction with such Prospectus.

Global Updates to Principal Risk Language

III.
Under the "Principal Risks" section of the Summary Prospectus for the Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, Morningstar Multisector Bond Fund, and Morningstar Unconstrained Allocation Fund, "U.S. Government Securities Risk" and "Mortgage-Related and Other Asset-Backed Securities Risk" are hereby removed and replaced with the following risks, respectively:

U.S. Government Securities Risk — U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:

Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or "to be announced") commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

Morningstar Defensive Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED APRIL 30, 2020

TO THE PROSPECTUS

DATED AUGUST 6, 2019

AS AMENDED ON JANUARY 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Defensive Bond Fund

(each, a “Fund” and collectively, the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 6, 2019, as amended on January 31, 2020, and should be read in conjunction with such Prospectus.

Global Updates to Principal Risk Language

III.
Under the "Principal Risks" section of the Summary Prospectus for the Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, Morningstar Multisector Bond Fund, and Morningstar Unconstrained Allocation Fund, "U.S. Government Securities Risk" and "Mortgage-Related and Other Asset-Backed Securities Risk" are hereby removed and replaced with the following risks, respectively:

U.S. Government Securities Risk — U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:

Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or "to be announced") commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

Morningstar Multi-Sector Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED APRIL 30, 2020

TO THE PROSPECTUS

DATED AUGUST 6, 2019

AS AMENDED ON JANUARY 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Multisector Bond Fund

(each, a “Fund” and collectively, the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 6, 2019, as amended on January 31, 2020, and should be read in conjunction with such Prospectus.

Global Updates to Principal Risk Language

III.
Under the "Principal Risks" section of the Summary Prospectus for the Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, Morningstar Multisector Bond Fund, and Morningstar Unconstrained Allocation Fund, "U.S. Government Securities Risk" and "Mortgage-Related and Other Asset-Backed Securities Risk" are hereby removed and replaced with the following risks, respectively:

U.S. Government Securities Risk — U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:

Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or "to be announced") commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

Morningstar Unconstrained Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED APRIL 30, 2020

TO THE PROSPECTUS

DATED AUGUST 6, 2019

AS AMENDED ON JANUARY 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Unconstrained Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 6, 2019, as amended on January 31, 2020, and should be read in conjunction with such Prospectus.

Global Updates to Principal Risk Language

III.
Under the "Principal Risks" section of the Summary Prospectus for the Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, Morningstar Multisector Bond Fund, and Morningstar Unconstrained Allocation Fund, "U.S. Government Securities Risk" and "Mortgage-Related and Other Asset-Backed Securities Risk" are hereby removed and replaced with the following risks, respectively:

U.S. Government Securities Risk — U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:

Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or "to be announced") commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

Morningstar Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED APRIL 30, 2020

TO THE PROSPECTUS

DATED AUGUST 6, 2019

AS AMENDED ON JANUARY 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Alternatives Fund

(each, a “Fund” and collectively, the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 6, 2019, as amended on January 31, 2020, and should be read in conjunction with such Prospectus.

Addition of BlackRock Financial Management, Inc. as Subadviser to the Morningstar Alternatives Fund

I.
To reflect the addition of BlackRock Financial Management, Inc. as a subadviser to the Morningstar Alternatives Fund, the following revisions and/or additions are being made to the Prospectus for the Morningstar Alternatives Fund.

1.
The first paragraph under the “Principal Investment Strategies” heading in the Summary Section of the Prospectus for the Morningstar Alternatives Fund is hereby removed and replaced with the following:

Principal Investment Strategies

In seeking long-term capital appreciation and low sensitivity to traditional U.S. asset classes, the Fund allocates assets to strategies that provide alternative sources of return including (i) core allocation across fixed-income and equity markets; (ii) long/short macro strategies; (iii) long/short alpha strategies; (iv) merger arbitrage strategy; and (v) convertible arbitrage strategy. The Fund will normally invest in both U.S. and non-U.S. securities, including securities of companies located in emerging markets. The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies.

In particular, the Fund has the latitude to invest in the following alternative strategies:

2.
In the “Principal Investment Strategies” section of the Summary Section of the Prospectus for the Morningstar Alternatives Fund, the following alternative strategy descriptions are hereby added, following the description of the “Nontraditional Bond” strategy:

Debt Securities Investment in debt securities may include U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, mortgage-related securities and asset-backed securities, mortgage to-be-announced (“TBA”) securities, emerging market debt securities, preferred securities, structured products, credit-linked notes, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. These debt securities may be of any credit quality, which may include investment grade securities and high yield securities, including unrated securities (commonly called “junk bonds”). The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.

Equity Securities Investment in equity securities may include common stock, preferred stock, securities convertible into common stock, including contingent convertible bonds which are securities convertible into equity if a pre-specified trigger event occurs, and non-convertible preferred stock.

Derivatives – Exposure to equity securities may be done through derivatives which at times may be significant. Types of derivatives include, but are not limited to, swaps, (including total return some of which may be referred to as contracts for difference), credit default, index and interest rate swaps; options; forward contracts; futures; options on futures and swaps; and foreign exchange transactions, for hedging purposes, as well as to enhance returns. Use of derivatives may be to maintain a portion of its portfolio long and short positions. Investments in indexed and inverse securities may also be made to provide a potential return based on a particular index of value or interest rates. This strategy may also include investments in repurchase agreements, reverse repurchase agreements and dollar rolls.

Short Sales Short sales may be used for hedging purposes or to enhance total return. Short sales “against the box” may also be used. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Currency – The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. As a result, the Fund may have significant exposure to foreign currencies and investments in non-U.S. dollar-based assets may be made on a currency hedged or unhedged basis.

3.	In the “Principal Risks” section of the Summary Section of the Prospectus for the Morningstar Alternatives Fund, the following risks are hereby added, following “Short Sales Risk”:

U.S. Government Securities Risk — U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Sovereign Debt Securities Risk — Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Supranational Entities Risk — The Fund may invest in obligations issued or guaranteed by the International Bank for Reconstruction and Development (the “World Bank”). The government members, or “stockholders,” usually make initial capital contributions to the World Bank and in many cases are committed to make additional capital contributions if the World Bank is unable to repay its borrowings. There is no guarantee that one or more stockholders of the World Bank will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:

Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

When-Issued and Delayed Delivery Securities Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Indexed and Inverse Securities Risk — Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.